ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (43)	$ 14
Income Taxes	16	(3)
Net Amount	(27)	11
Changes in retirement plans’ funded status
Gross Amount	(10)	14
Income Taxes	3	(4)
Net Amount	(7)	10
Foreign currency translation
Gross Amount	86	(289)
Income Taxes	0	0
Net Amount	86	(289)
Share of other comprehensive (loss) of entities using the equity method
Gross Amount	(3)	15
Income Taxes	0	0
Net Amount	(3)	15
Other comprehensive income (loss)
Gross Amount	30	(246)
Income Taxes	19	(7)
Other comprehensive income (loss), net of tax	$ 49	$ (253)